Stockholders’ Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders’ Equity

Note 13 – Stockholders’ Equity

(A) Ordinary Shares

From the inception date January 22, 2021 to December 31, 2021, 228,000,001 Ordinary Shares was issued to 7 stockholders at a price of $0.0001 per share for gross proceeds of $22,800.

(B) Private Placement

On February 6, 2021, the board of the Company approved that the Company is offering to sell up to 1,000,000 of Ordinary Shares at a price of $0.25 per Share (“Private Placement), The Private Placement is being made directly by the Company without the use of broker, dealer, underwriter or other intermediary, only to investors approved by the Company.

On June 30, 2021, the Company completed the closing of the Private Placement pursuant to which the Company totally sold 1,000,000 units, each such unit consisting of 1 share of Ordinary Share, at $0.25 per share for gross proceeds of $250,000.

(C) Irredeemable Convertible Preference Share (“ICPS”)

The board of directors is empowered to designate and issue from time to time one or more classes or series of preference shares and to fix and determine the relative rights, preferences, designations, qualifications, privileges, options, conversion rights, limitations and other special or relative rights of each such class or series so authorized. The Company, on January 28, 2022, through its subsidiary – AngkasaX Innovation Sdn Bhd had issued several tranche of preference share amounting to USD243,793 for 562,650 units at $0.4333 per share, USD438,302 for 919,558 at $0.4766 per share, USD288,852 for 636,300 at $0.4540 per share and USD2,145 for 4,650 units at $0.4613 per share respectively. Subsequently, on January 31, 2022, the Company has successfully completed and received its remaining portion of crowdfunding fundraising exercise on the Malaysia licensed Equity Crowdfunding (“ECF”) platform.

The “ICPS” were issued on the following term and condition:

(a) Issue

The “ICPS” shall be irredeemable convertible preference shares and each “ICPS” confers on the “ICPS” Holder for the rights, privileges and restriction set out in Term Sheet.

(b) Ranking of the “ICPS”

The “ICPS” will upon allotment and issue, rank equally amongst themselves, and will rank ahead in priority to the holders of the ordinary shares and all other classes of shares (if any) in the Company, in respect of payment out of the assets of the Company upon any liquidation, dissolution or winding up of the Company, provided always that the Board approves such payment out of the assets of the Company on this basis and further affirms the priority of payment to the “ICPS” Holder.

The “ICPS” will rank subordinated to all the Company’s creditors in respect of payment of debt and payments out of assets of the Company upon liquidation, dissolution, or winding up of the Company.

Notwithstanding anything to the contrary herein, the Board shall not issue any preference shares (other than additional “ICPS”) which rank equally with or in priority to, the “ICPS” unless the issue of such securities has first been approved by the “ICPS” Holders by way of an ordinary resolution of such holders.

(c) Conversion

(i) Entitlement to Convert

Upon expiration of the Tenure of the “ICPS” but not later than six months from the expiry date, the ICPS Holders shall have the rights to convert the “ICPS” to ordinary shares on the following mechanism:

●	Company successfully listed on United States capital markets via Initial Public Offering (IPO) exercise on or before expiration of the Tenure.

●	Company fail to list on United States capital markets via Initial Public Offering (IPO) after the expiration of the Tenure.

In the event the Company do not receive the conversion notice within six months from the last day of the Tenure, the Board of the Company may base on the request of the “ICPS” Holders have the discretion to extend the Tenure of the “ICPS” perpetually with the exact same terms as stated in Term Sheet and the Constitution of the Company.

(ii) Conversion Ratio

The conversion ratio is fixed as follow:

●	each one “ICPS” shall be converted to one ordinary share in the Company which shall be valued at the Subscription Price per share and shall be swapped with ordinary shares in the Company at a number of value equivalent to one time the “ICPS” issue price.

The conversion ratio will be subject to any necessary adjustments from time to time, at the determination of the Board, in the event of any alteration to the Company’s share capital, whether by way of rights issue, capitalisation issue, consolidation of shares, subdivision of shares or reduction of capital howsoever being effected, in accordance with the provisions of the Constitution of the Company. The Company will give notice in writing to the “ICPS” holders of its intention to make such adjustments to the conversion ratio.

If the conversion results in a fractional entitlement to new ordinary shares, such fractional entitlement will be disregarded and no refund or credit, whether in the form of “ICPS”, cash or otherwise, will be given in respect of the disregarded fractional entitlement.

(D) Private Offerings and Share Subscriptions Received in Advance

On September 12, 2023, the Company entered into subscription agreements with certain investors and received gross proceeds of $54,443 in respect of two private offerings of a total of 54,443 Ordinary Shares at $1.00 per share.

On October 16, 2023, the Company received offers of subscriptions together with executed subscription agreements and gross proceeds of $50,020 from certain investors with respect to two private offerings of 20,000 Ordinary Shares at $0.001 per share and 33,333 Ordinary Shares at $1.50 per share. The Company subsequently rejected the former subscription of 20,000 Ordinary shares at $0.001 per share and returned the proceeds to such investor, as described in Note 19 below.

On April 15, 2024, the Company entered into a subscription agreement and received gross proceeds of $21,505 in respect of a private offering pursuant to which an investor subscribed for a total of 21,505 Ordinary Shares at $1.00 per share.

On April 24, 2024, the Company entered into a subscription agreement and received gross proceeds of $99,992 in respect of a private offering pursuant to which an investor subscribed for a total of 99,992 Ordinary Shares at $1.00 per share.

On April 25, 2024, the Company entered into a subscription agreement and received gross proceeds of $10,000 in respect of a private offering pursuant to which an investor subscribed for a total of 10,000 Ordinary Shares at $1.00 per share.

On May 2, 2024, the Company entered into a subscription agreement and received gross proceeds of $100,000 in respect of a private offering pursuant to which an investor subscribed for a total of 200,000 Ordinary Shares at $0.50 per share.

On May 28, 2024, the Company entered into a subscription agreement and received gross proceeds of $25,000 in respect of a private offering pursuant to which an investor subscribed for a total of 25,000 Ordinary Shares at $1.00 per share.

On May 29, 2024, the Company entered into a subscription agreement and received gross proceeds of $10,000 in respect of a private offering pursuant to which an investor subscribed for a total of 10,000 Ordinary Shares at $1.00 per share.

On June 6, 2024, the Company entered into a subscription agreement and received gross proceeds of $50,000 in respect of a private offering pursuant to which an investor subscribed for a total of 50,000 Ordinary Shares at $1.00 per share.

On July 16, 2024, the Company entered into subscription agreement and received gross proceeds of $106,382 in respect of a private offering pursuant to which an investor subscribed for a total of 106,382 Ordinary Shares at $1.00 per share.

On August 14, 2024, the Company entered into subscription agreement and received gross proceeds of $111,111 in respect of a private offering, pursuant to which an investor subscribed for a total of 111,111 Ordinary Shares at $1.00 per share.

On December 31, 2024, the Company entered into a subscription agreement with an investor in respect to a private offering of a total of 10,000 Ordinary Shares at $1.00 per share. We did not receive proceeds from the sale of these shares to the investor in the fiscal year ending December 31, 2024.

Other than the subscription on December 31, 2024 described in Note 13(D) above, we received proceeds from the above subscription agreements on the dates indicated in the above descriptions. We received proceeds as to the subscription on December 31, 2024 subsequently on January 6, 2025. For this subscription and the other subscriptions for which proceeds were received in the fiscal year ending December 31, 2024, as described in Note 13(D) above, the Ordinary Shares had not been allotted or issued to the investors, nor had their names been entered into the Register of Members as of the fiscal year ended December 31, 2024. See Note 19 for subsequent share allotments and entry into the Register of Members.